Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Schedule of supplemental information related to leases

	As of December 31,
	2019	2019
Operating leases:	RMB	US$
	(Amount in Thousands)
Operating leases right-of-use assets	352,186	50,588

Current portion of lease liabilities	11,674	1,677
Non-current portion of lease liabilities	362,757	52,107
Total operating lease liabilities	374,431	53,784

Weighted average remaining lease term (years)	4.64
Weighted average discount rate	4.31%

Schedule of future minimum lease payments

Years Ending December 31	RMB	US$
	(Amount in Thousands)
2020	97,825	14,052
2021	85,403	12,267
2022	79,496	11,419
2023	66,136	9,500
2024 and after	76,467	10,984
Total lease payment	405,327	58,222
Less imputed interest	(30,896)	(4,438)
Total	374,431	53,784

Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Years Ending December 31	RMB
(Amount in Thousands)
2019	93,729
2020	72,459
2021	59,008
2022	54,103
2023 and after	87,151
Total	366,450

Maturity analysis of sale and leaseback financing receivables

Years Ending December 31	RMB	US$
	(Amount in Thousands)
2020	67,135	9,643
2021	2,184	314
Total future minimum payments receivables	69,319	9,957
Less: unearned income	(3,593)	(516)
Total sale and leaseback financing receivables	65,726	9,441
Amounts due within one year	64,686	9,291
Amounts due beyond one year	1,040	150